Leases - Schedule of Supplemental Balance Sheet Information Related to Leases (Details)	Dec. 31, 2024	Dec. 31, 2023
Weighted average remaining lease term (years)
Operating lease, weighted average remaining lease term	5 years 7 months 6 days	4 years 3 months 18 days
Finance lease, weighted average remaining lease term	12 years 8 months 12 days	13 years 8 months 12 days
Weighted average discount rate
Operating lease, weighted average discount rate (in percentage)	6.60%	4.10%
Finance lease, weighted average discount rate (in percentage)	6.50%	6.50%